UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004

Vanguard Intermediate-Term Investment Grade Fund	Coupon	Maturity Date	Face Amount (000)	Market Value (000)
CORPORATE BONDS (83.0%)
Asset Backed/Commercial Mortgage-Backed Securities (7.2%)
American Express Credit Account Master Trust	1.99%	12/15/2008 (1)(3)	$ 4,180	$ 4,188
American Express Credit Account Master Trust	1.99%	2/16/2009 (1)(3)	4,025	4,035
American Express Credit Account Master Trust	1.98%	11/16/2009 (1)(3)	3,625	3,629
American Express Credit Account Master Trust	1.98%	9/15/2010 (1)(3)	6,800	6,819
American Express Credit Account Master Trust	1.98%	10/15/2010 (1)(3)	10,000	10,028
Bank One Issuance Trust	1.98%	12/15/2010 (1)(3)	25,000	25,073
Bank One Issuance Trust	4.37%	4/15/2012 (1)	10,000	10,208
Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/2042 (1)	7,360	7,468
COMED Transitional Funding Trust	5.63%	6/25/2009 (1)	15,000	15,644
California Infrastructure & Economic Development Bank Special Purpose Trust SDG&E-1	6.31%	9/25/2008 (1)	2,939	3,047
California Infrastructure & Economic Development Bank Special Purpose Trust SCE-1	6.38%	9/25/2008 (1)	10,000	10,375
California Infrastructure & Economic Development Bank Special Purpose Trust PG&E-1	6.42%	9/25/2008 (1)	1,136	1,178
Capital One Multi-Asset Execution Trust	4.15%	7/16/2012 (1)	7,000	7,028
Chase Credit Card Master Trust	1.90%	5/15/2009 (1)(3)	15,000	15,008
Chase Credit Card Master Trust	1.98%	7/15/2010 (1)(3)	11,000	11,024
Citibank Credit Card Issuance Trust	2.17%	1/15/2010 (1)(3)	20,000	20,039
Citibank Credit Card Master Trust	6.30%	5/15/2008 (1)	10,000	10,497
Detroit Edison Securitization Funding LLC	6.19%	3/1/2013 (1)	15,000	16,640
Fleet Home Equity Loan Trust	2.16%	1/20/2033 (1)(3)	6,675	6,681
Ford Credit Floor Plan Master Owner Trust	1.91%	7/15/2009 (1)(3)	10,000	10,006
GE Capital Credit Card Master Note Trust	1.92%	6/15/2010 (1)(3)	4,480	4,483
GE Capital Credit Card Master Note Trust	1.899%	9/15/2010 (1)(3)	11,000	11,008
Illinois Power Special Purpose Trust	5.54%	6/25/2009 (1)	7,000	7,266
MBNA Master Credit Card Trust	7.15%	1/15/2008 (1)	15,000	15,526
Mellon Bank Premium Finance Loan Master Trust	2.18%	12/17/2007 (1)(3)	7,825	7,829
Mellon Bank Premium Finance Loan Master Trust	2.04%	6/15/2009 (1)(3)	6,720	6,722
Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	2.203%	11/25/2015 (1)(3)	4,455	4,461
PECO Energy Transition Trust	6.05%	3/1/2009 (1)	10,675	11,232
PECO Energy Transition Trust	6.52%	12/31/2010 (1)	10,000	11,292
PP&L Transition Bond Co. LLC	7.05%	6/25/2009 (1)	4,325	4,664
PSEG Transition Funding LLC	6.61%	6/15/2015 (1)	15,000	17,283
Superior Wholesale Inventory Financing Trust	1.95%	3/15/2011 (1)(3)	20,000	20,049
Target Credit Card Master Trust	2.075%	6/27/2011 (1)(3)	10,000	10,017

				330,447

Finance (25.3%)
Banking (10.8%)
Astoria Financial Corp.	5.75%	10/15/2012	5,000	5,232
BB&T Corp.	6.50%	8/1/2011	12,500	14,099
BB&T Corp.	4.75%	10/1/2012	5,000	5,058
Banco Merchantile del Norte Cayman	5.875%	2/17/2014 (2)	8,550	8,685
Bank One Corp.	7.875%	8/1/2010	10,262	12,198
Bank of America Corp.	7.40%	1/15/2011	10,000	11,728
Bank of America Corp.	4.875%	9/15/2012	12,000	12,324
Citicorp Lease Pass-Through Trust	7.22%	6/15/2005 (1)(2)	1,152	1,183
Citigroup, Inc.	2.00%	6/9/2009 (1)(3)	25,700	25,760
Citigroup, Inc.	7.25%	10/1/2010	900	1,047
Citigroup, Inc.	5.625%	8/27/2012	20,000	21,600
Deutsche Bank Financial LLC	5.375%	3/2/2015	10,000	10,419
Firstar Bank Milwaukee NA	7.80%	7/5/2010	10,000	10,353
Golden West Financial Corp.	4.75%	10/1/2012	17,000	17,321
GreenPoint Financial Corp.	3.20%	6/6/2008	6,500	6,399
HSBC Bank USA	3.875%	9/15/2009	1,500	1,506
HSBC Bank USA	4.625%	4/1/2014	22,000	21,771
Hudson United Bank	7.00%	5/15/2012	9,200	10,353
J.P. Morgan Chase & Co.	4.50%	11/15/2010	5,000	5,086
J.P. Morgan Chase & Co.	4.875%	3/15/2014	5,000	5,000
J.P. Morgan Chase & Co.	5.125%	9/15/2014	15,000	15,316
M & T Bank Corp.	3.85%	4/1/2013	2,750	2,744
Marshall & Ilsley Bank	5.25%	9/4/2012	4,000	4,168
Mellon Funding Corp.	3.25%	4/1/2009	10,000	9,847
Merchantile Bancshares	4.625%	4/15/2013	10,000	9,925
National Australia Bank	8.60%	5/19/2010	11,000	13,468
National Westminster Bank PLC	7.75%	4/29/2049	7,300	8,146
North Fork Bancorp	5.875%	8/15/2012	5,500	5,934
Regions Financial Corp.	6.375%	5/15/2012	8,975	10,002
SE Banken	6.875%	2/15/2009	5,000	5,449
Scotland International Finance	7.70%	8/15/2010 (2)	10,000	11,793
Southtrust Corp.	5.80%	6/15/2014	5,000	5,372
Sovereign Bank	4.375%	8/1/2013	5,000	5,051
SunTrust Banks, Inc.	1.91%	6/2/2009 (3)	12,175	12,173
US Bank NA	4.95%	10/30/2014	10,000	10,171
Union Planters Bank NA	5.125%	6/15/2007	10,000	10,472
Union Planters Corp.	7.75%	3/1/2011	10,000	11,818
UnionBanCal Corp.	5.25%	12/16/2013	3,000	3,078
United Overseas Bank Ltd.	4.50%	7/2/2013 (2)	7,000	6,783
Wachovia Corp.	4.875%	2/15/2014	15,000	15,079
Wachovia Corp.	5.25%	8/1/2014	15,000	15,539
Washington Mutual Bank	5.65%	8/15/2014	19,500	20,357
Washington Mutual Finance Corp.	6.875%	5/15/2011	10,000	11,384
Wells Fargo & Co.	5.125%	9/1/2012	10,000	10,433
Wells Fargo & Co.	4.625%	4/15/2014	10,000	9,933
Western Financial Bank	9.625%	5/15/2012	1,640	1,870
Westpac Capital Trust III	5.819%	12/30/2049 (2)	14,300	14,888
Wilmington Trust Corp.	4.875%	4/15/2013	15,805	15,948
Zions Bancorp	6.00%	9/15/2015	11,000	11,776
Brokerage (3.6%)
Bear Stearns Co., Inc.	7.625%	12/7/2009	14,350	16,720
Bear Stearns Co., Inc.	4.50%	10/28/2010	13,350	13,593
E*TRADE Financial Corp.	8.00%	6/15/2011 (2)	2,050	2,163
Goldman Sachs Group, Inc.	2.43%	7/23/2009 (1)(3)	12,500	12,554
Goldman Sachs Group, Inc.	4.75%	7/15/2013	4,700	4,646
Goldman Sachs Group, Inc.	5.25%	10/15/2013	20,000	20,599
LaBranche & Co.	9.50%	5/15/2009 (2)	375	371
LaBranche & Co.	11.00%	5/15/2012 (2)	375	382
Lehman Brothers Holdings, Inc.	6.625%	2/15/2008	5,500	6,022
Lehman Brothers Holdings, Inc.	4.375%	11/30/2010	10,000	10,101
Lehman Brothers Holdings, Inc.	4.80%	3/13/2014	4,500	4,489
Merrill Lynch & Co., Inc.	4.50%	11/4/2010	25,000	25,496
Merrill Lynch & Co., Inc.	5.45%	7/15/2014	5,000	5,232
Morgan Stanley Dean Witter	6.75%	4/15/2011	10,000	11,347
Morgan Stanley Dean Witter	5.30%	3/1/2013	8,000	8,292
Morgan Stanley Dean Witter	4.75%	4/1/2014	20,000	19,623
Topaz Ltd.	6.92%	3/10/2007 (1)(2)	3,707	3,854
Finance Companies (4.2%)
American Express Co.	4.75%	6/17/2009	5,000	5,208
American Express Co.	4.875%	7/15/2013	16,417	16,757
American Express Credit Corp.	3.00%	5/16/2008	6,500	6,408
American General Finance Corp.	5.375%	10/1/2012	20,000	20,878
Block Financial Corp.	5.125%	10/30/2014	12,000	11,927
Capital One Bank	5.125%	2/15/2014	10,000	10,104
Capital One Financial	6.25%	11/15/2013	8,000	8,633
Countrywide Home Loan	5.50%	8/1/2006	5,000	5,208
Countrywide Home Loan	4.00%	3/22/2011	10,000	9,758
General Electric Capital Corp.	3.25%	6/15/2009	10,000	9,809
General Electric Capital Corp.	5.875%	2/15/2012	25,000	27,318
General Electric Capital Corp.	6.00%	6/15/2012	15,000	16,515
SLM Corp.	5.05%	11/14/2014	15,000	15,185
Security Capital Group	7.15%	6/15/2007	2,000	2,193
USAA Capital Corp.	4.64%	12/15/2009	26,000	26,822
Insurance (3.9%)
Anthem Insurance	9.125%	4/1/2010 (2)	5,000	6,097
Aspen Insurance Holdings Ltd.	6.00%	8/15/2014 (2)	6,700	6,757
Hartford Financial Services Group, Inc.	4.625%	7/15/2013	10,000	9,728
Infinity Property & Casualty Corp.	5.50%	2/18/2014	5,000	4,941
Jackson National Life Insurance Co.	5.25%	3/15/2007 (2)	9,500	9,932
Lincoln National Corp.	6.20%	12/15/2011	7,000	7,680
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	5,325	5,184
MetLife, Inc.	6.125%	12/1/2011	25,000	27,306
NAC Re Corp.	7.15%	11/15/2005 (4)	6,500	6,786
Nationwide Financial Services	5.90%	7/1/2012	5,000	5,361
Nationwide Life Global Funding	5.35%	2/15/2007 (2)	10,820	11,353
New York Life Global Funding	5.375%	9/15/2013 (2)	12,000	12,596
Principal Life Global	4.40%	10/1/2010 (2)	10,000	10,112
Progressive Corp.	6.375%	1/15/2012	5,800	6,450
Protective Life Secured Trust	4.00%	4/1/2011	5,000	4,914
Prudential Financial, Inc.	5.10%	9/20/2014	15,000	15,100
TIAA Global Markets	5.00%	3/1/2007 (2)	16,850	17,571
TIAA Global Markets	4.125%	11/15/2007 (2)	8,000	8,159
Real Estate Investment Trust (2.4%)
Arden Realty LP	5.20%	9/1/2011	1,900	1,939
Brandywine Reality Trust	5.40%	11/1/2014	3,250	3,247
CPG Partners LP	8.25%	2/1/2011	5,000	5,967
Chelsea Property Group	6.00%	1/15/2013	5,000	5,276
Developers Diversified Realty	5.25%	4/15/2011	7,500	7,715
EOP Operating LP	8.10%	8/1/2010	5,000	5,909
EOP Operating LP	7.00%	7/15/2011	10,000	11,312
ERP Operating LP	5.25%	9/15/2014	11,000	11,149
HRPT Properties Trust	6.40%	2/15/2015	9,500	10,062
Health Care REIT, Inc.	8.00%	9/12/2012	5,000	5,777
Irvine Apartment Communities Inc.	7.00%	10/1/2007	5,000	5,407
Merry Land & Investment Co., Inc.	6.875%	11/1/2004	2,000	2,000
Merry Land & Investment Co., Inc.	6.90%	8/1/2007	5,000	5,422
New Plan Excel Realty Trust	5.875%	6/15/2007	2,205	2,327
Simon Property Group Inc.	4.875%	3/18/2010	10,000	10,236
Simon Property Group Inc.	4.875%	8/15/2010 (2)	3,750	3,814
Thornburg Mortgage	8.00%	5/15/2013	1,100	1,147
Weingarten Realty Investors	4.857%	1/15/2014	10,000	9,929
iStar Financial Inc.	7.00%	3/15/2008	680	740
Other (0.4%)
Berkshire Hathaway, Inc.	4.20%	12/15/2010	5,000	5,044
Berkshire Hathaway, Inc.	4.625%	10/15/2013	12,100	12,172

				1,156,864

Industrial (41.1%)
Basic Industries (1.8%)
Airgas, Inc.	6.25%	7/15/2014	950	959
Boise Cascade LLC	7.125%	10/15/2014 (2)	400	420
Celulosa Arauco Constitution SA	5.125%	7/9/2013	9,000	8,963
E.I. du Pont de Nemours & Co.	4.125%	4/30/2010	7,000	7,071
Equistar Chemicals LP	10.125%	9/1/2008	547	626
Equistar Chemicals LP	8.75%	2/15/2009	600	657
Georgia-Pacific Corp.	8.125%	5/15/2011	400	470
Georgia-Pacific Corp.	8.00%	1/15/2014	800	920
International Paper Co.	4.25%	1/15/2009	2,950	2,977
International Paper Co.	6.75%	9/1/2011	10,000	11,214
International Steel Group, Inc.	6.50%	4/15/2014	2,200	2,343
Jefferson Smurfit Corp.	7.50%	6/1/2013	1,580	1,714
Lubrizol Corp.	5.50%	10/1/2014	14,000	14,091
Monsanto Co.	7.375%	8/15/2012	5,000	5,858
Nova Chemicals Corp.	6.50%	1/15/2012	1,225	1,280
Rio Tinto Finance USA Ltd.	2.625%	9/30/2008	7,000	6,734
Rohm & Haas Co.	7.40%	7/15/2009	7,000	8,071
UPM- Kymenne Corp.	5.625%	12/1/2014 (2)	10,000	10,463
Capital Goods (5.7%)
Allied Waste North America Inc.	10.00%	8/1/2009	2,196	2,295
Avery Dennison Corp.	4.875%	1/15/2013	6,800	6,906
BAE Systems	7.156%	12/15/2011 (1)(2)	8,955	9,812
Bemis Co. Inc.	6.50%	8/15/2008	5,000	5,511
Boeing Capital Corp.	6.10%	3/1/2011	5,000	5,503
CRH America Inc.	6.95%	3/15/2012	8,555	9,779
Caterpillar Financial Services	4.60%	1/15/2014	3,000	2,972
Crane Co.	5.50%	9/15/2013	5,000	5,209
Crown Euro Holdings SA	9.50%	3/1/2011	1,815	2,078
Emerson Electric Co.	7.125%	8/15/2010	12,500	14,481
General Dynamics Corp.	4.25%	5/15/2013	16,350	16,048
Hutchison Whampoa International Ltd.	5.45%	11/24/2010 (2)	5,000	5,146
John Deere Capital Corp.	7.00%	3/15/2012	13,440	15,624
John Deere Capital Corp.	5.10%	1/15/2013	10,000	10,391
L-3 Communications Corp.	7.625%	6/15/2012	675	742
L-3 Communications Corp.	6.125%	7/15/2013	450	470
Lockheed Martin Corp.	8.20%	12/1/2009	9,000	10,731
Masco Corp.	4.625%	8/15/2007	7,000	7,213
Masco Corp.	5.875%	7/15/2012	10,560	11,400
Minnesota Mining & Manufacturing ESOP Trust	5.62%	7/15/2009 (1)(2)	5,256	5,569
NMHG Holding Co.	10.00%	5/15/2009	1,165	1,287
Northrop Grumman Corp.	7.125%	2/15/2011	8,500	9,800
Owens-Brockway Glass Container, Inc.	8.875%	2/15/2009	2,250	2,458
Raytheon Co.	4.85%	1/15/2011	13,850	14,254
Texas Industries Inc.	10.25%	6/15/2011	1,300	1,492
Textron, Inc.	4.50%	8/1/2010	7,000	7,122
The Boeing Co.	5.125%	2/15/2013	8,000	8,312
Trinity Industries	6.50%	3/15/2014	1,200	1,194
Tyco International Group SA	6.00%	11/15/2013	11,000	12,015
United Technologies Corp.	6.35%	3/1/2011	30,600	34,423
Waste Management, Inc.	7.375%	8/1/2010	16,370	18,921
Communications (7.3%)
America Movil SA de C.V	5.50%	3/1/2014 (2)	6,600	6,445
British Sky Broadcasting Corp.	6.875%	2/23/2009	10,000	11,090
British Telecommunications PLC	8.375%	12/15/2010	15,000	18,172
Cenveo Corp.	7.875%	12/1/2013	1,100	1,064
Cingular Wireless	6.50%	12/15/2011	35,000	39,145
Citizens Communications	9.25%	5/15/2011	1,000	1,141
Clear Channel Communications, Inc.	4.25%	5/15/2009	13,880	13,853
Clear Channel Communications, Inc.	4.40%	5/15/2011	6,000	5,826
Comcast Cable Communications Holdings Inc.	8.375%	3/15/2013	815	1,000
Comcast Corp.	5.85%	1/15/2010	18,000	19,315
Comcast Corp.	5.50%	3/15/2011	7,000	7,382
Cox Communications, Inc.	4.625%	6/1/2013	4,000	3,812
Cox Enterprises, Inc.	7.875%	9/15/2010 (2)	5,000	5,592
Deutsche Telekom International Finance	8.50%	6/15/2010	10,000	12,034
Dex Media West LLC	9.875%	8/15/2013	979	1,158
DirecTV Holdings	8.375%	3/15/2013	1,740	1,990
France Telecom	8.50%	3/1/2011	10,000	12,008
News America, Inc.	4.75%	3/15/2010	9,800	10,038
R.R. Donnelley & Sons Co.	4.95%	4/1/2014	5,000	5,025
SBC Communications, Inc.	6.25%	3/15/2011	5,000	5,513
SBC Communications, Inc.	5.10%	9/15/2014	10,000	10,068
Scholastic Corp.	5.00%	4/15/2013	4,425	4,412
Shaw Communications Inc.	8.25%	4/11/2010	1,075	1,226
Sprint Capital Corp.	6.375%	5/1/2009	7,270	7,979
Sprint Capital Corp.	7.625%	1/30/2011	10,000	11,705
Telecom Italia Capital	5.25%	11/15/2013	15,000	15,442
Telecom Italia Capital	4.95%	9/30/2014 (2)	10,000	9,920
Telstra Corp. Ltd.	6.375%	4/1/2012	15,000	16,752
USA Interactive	7.00%	1/15/2013	9,900	10,942
Univision Communications, Inc.	3.875%	10/15/2008	7,000	7,021
Verizon Global Funding Corp.	6.875%	6/15/2012	16,000	18,390
Vodafone AirTouch PLC	7.75%	2/15/2010	10,000	11,770
Washington Post Co.	5.50%	2/15/2009	24,350	26,048
Consumer Cyclical (6.1%)
American Honda Finance	2.38%	1/27/2006 (1)(2)(3)	22,000	22,016
CVS Corp.	6.117%	1/10/2013 (1)(2)	8,032	8,676
Cendant Corp.	6.25%	1/15/2008	5,550	5,986
Centex Corp.	4.55%	11/1/2010	4,600	4,604
Costco Wholesale Corp.	5.50%	3/15/2007	4,425	4,673
DaimlerChrysler North America Holding Corp.	4.05%	6/4/2008	7,000	7,029
Delphi Corp.	6.50%	5/1/2009	5,000	5,240
Ford Motor Credit Co.	7.375%	10/28/2009	3,375	3,661
Ford Motor Credit Co.	7.25%	10/25/2011	4,200	4,527
General Motors Acceptance Corp.	6.875%	9/15/2011	5,000	5,196
General Motors Acceptance Corp.	7.00%	2/1/2012	5,000	5,220
Harrah's Operating Co., Inc.	8.00%	2/1/2011	8,125	9,518
Hyundai Motor Manufacturing Alabama	5.30%	12/19/2008 (2)	825	855
International Speedway Corp.	4.20%	4/15/2009	3,815	3,842
International Speedway Corp.	5.40%	4/15/2014	7,000	7,218
Isle of Capri Casinos	9.00%	3/15/2012	1,560	1,747
J.C. Penney Co., Inc.	8.00%	3/1/2010	1,125	1,291
KB Home	6.375%	8/15/2011 (2)	750	784
Liberty Media Corp.	7.75%	7/15/2009	4,500	5,074
MDC Corp.	7.00%	12/1/2012	1,615	1,815
MGM Mirage, Inc.	8.50%	9/15/2010	1,400	1,606
Mandalay Resorts Group	7.625%	7/15/2013	1,000	1,085
May Department Stores Co.	5.75%	7/15/2014 (2)	5,000	5,190
Office Depot, Inc.	6.25%	8/15/2013	10,000	10,759
Park Place Entertainment Corp.	7.875%	3/15/2010	1,575	1,796
Royal Caribbean Cruises	6.75%	3/15/2008	680	730
Royal Caribbean Cruises	8.75%	2/2/2011	680	809
Russell Corp.	9.25%	5/1/2010	1,360	1,462
Shaw Group Inc.	10.75%	3/15/2010	1,100	1,174
Speedway Motorsports Inc.	6.75%	6/1/2013	1,075	1,129
Staples Inc.	7.375%	10/1/2012	13,360	15,647
Sun Sage BV	8.25%	3/26/2009 (2)	1,000	1,028
Target Corp.	5.375%	6/15/2009	23,100	24,735
Time Warner, Inc.	6.75%	4/15/2011	5,000	5,621
Time Warner, Inc.	6.875%	5/1/2012	9,500	10,771
Toll Corp.	8.25%	2/1/2011	695	754
Toyota Motor Credit Corp.	4.35%	12/15/2010	20,000	20,591
URS Corp.	12.25%	5/1/2009	25	27
URS Corp.	11.50%	9/15/2009 (2)	899	1,034
Viacom International Inc.	7.70%	7/30/2010	5,000	5,864
Viacom International Inc.	6.625%	5/15/2011	9,575	10,771
WCI Communities Inc.	9.125%	5/1/2012	2,700	3,004
Wal-Mart Stores, Inc.	4.125%	2/15/2011	34,000	34,236
Yum! Brands Inc.	8.875%	4/15/2011	2,000	2,492
Yum! Brands, Inc.	7.70%	7/1/2012	7,000	8,346
Consumer Noncyclical (9.9%)
Abbott Laboratories	3.75%	3/15/2011	15,000	14,734
Altria Group, Inc.	5.625%	11/4/2008	2,475	2,542
Anheuser-Busch Cos., Inc.	7.50%	3/15/2012	5,000	6,000
Anheuser Busch Cos., Inc.	4.70%	4/15/2012	10,000	10,263
Anthem, Inc.	6.80%	8/1/2012	10,000	11,292
Archer-Daniels-Midland Co.	5.87%	11/15/2010	10,000	10,902
Bavaria SA	8.875%	11/1/2010 (2)	1,040	1,108
Beckman Coulter Inc.	6.875%	11/15/2011	9,000	10,159
Becton, Dickinson & Co.	4.55%	4/15/2013	8,000	7,970
Biovail Corp.	7.875%	4/1/2010	1,090	1,134
Brown-Forman Corp.	3.00%	3/15/2008 (2)	15,000	14,807
Cadbury Schweppes US Finance	5.125%	10/1/2013 (2)	4,000	4,086
Campbell Soup Co.	4.875%	10/1/2013	10,000	10,145
Cardinal Health, Inc.	4.00%	6/15/2015	5,000	4,435
Cargill Inc.	6.25%	5/1/2006 (2)	8,000	8,405
Cargill Inc.	6.30%	4/15/2009 (2)	8,750	9,639
Cargill Inc.	4.375%	6/1/2013 (2)	5,000	4,899
Coca Cola Bottling Co.	5.00%	11/15/2012	7,000	7,077
Colgate-Palmolive Co.	5.98%	4/25/2012	14,300	15,790
Conagra, Inc.	6.75%	9/15/2011	16,837	19,113
Dean Foods Co.	8.15%	8/1/2007	2,000	2,170
Dean Foods Co.	6.625%	5/15/2009	800	838
Delhaize America Inc.	8.125%	4/15/2011	1,150	1,334
Diageo Capital PLC	3.375%	3/20/2008	18,000	17,976
Estee Lauder Cos. Inc.	6.00%	1/15/2012	6,800	7,494
Fisher Scientific International Inc.	8.125%	5/1/2012	1,120	1,249
Fisher Scientific International Inc.	6.75%	8/15/2014 (2)	400	424
Fosters Finance Corp.	6.875%	6/15/2011 (2)	8,650	9,849
Fosters Finance Corp.	4.875%	10/1/2014 (2)	4,000	4,004
General Mills, Inc.	6.00%	2/15/2012	10,000	10,868
H.J. Heinz Co.	6.625%	7/15/2011	10,500	11,933
HCA Inc.	6.95%	5/1/2012	3,500	3,680
Health Care Services Corp.	7.75%	6/15/2011 (2)	20,000	22,831
Hormel Foods Corp.	6.625%	6/1/2011 (2)	16,085	18,175
Hospira, Inc.	5.90%	6/15/2014	8,000	8,417
Kellogg Co.	6.60%	4/1/2011	13,500	15,285
Kroger Co.	6.20%	6/15/2012	9,300	10,157
Land O'Lakes Inc.	9.00%	12/15/2010	410	430
Land O'Lakes Inc.	8.75%	11/15/2011	1,195	1,108
Manor Care Inc.	6.25%	5/1/2013	4,000	4,304
McKesson Corp.	7.75%	2/1/2012	5,000	5,747
Omnicare, Inc.	6.125%	6/1/2013	1,125	1,136
PepsiAmericas Inc.	5.95%	2/15/2006	5,460	5,684
PepsiAmericas Inc.	4.50%	3/15/2013	6,000	5,933
Safeway, Inc.	7.50%	9/15/2009	5,495	6,264
Sara Lee Corp.	6.25%	9/15/2011	30,000	33,520
Schering-Plough Corp.	5.30%	12/1/2013	5,000	5,200
Scotts Co.	6.625%	11/15/2013	1,050	1,116
Swift & Co.	10.125%	10/1/2009	925	1,027
Unilever Capital Corp.	7.125%	11/1/2010	34,000	39,511
Wellpoint Health Networks Inc.	6.375%	1/15/2012	7,500	8,195
Wyeth	6.95%	3/15/2011	10,000	11,156
Energy (3.9%)
Anadarko Finance Co.	6.75%	5/1/2011	10,000	11,374
Chesapeake Energy Corp.	7.75%	1/15/2015	950	1,058
Chesapeake Energy Corp.	6.875%	1/15/2016	900	964
Conoco Funding Co.	6.35%	10/15/2011	14,000	15,723
Encana Corp.	4.60%	8/15/2009	1,825	1,881
Global Santa Fe	5.00%	2/15/2013	7,500	7,682
LG Caltex Oil Corp.	5.50%	8/25/2014 (2)	4,000	4,149
Nexen, Inc.	5.05%	11/20/2013	5,000	5,006
Noble Energy Inc.	5.25%	4/15/2014	3,000	3,042
Occidental Petroleum	4.25%	3/15/2010	20,000	20,174
Oil Enterprises Ltd.	6.239%	6/30/2008 (1)(2)	3,523	3,811
PF Export Receivables Master Trust	6.60%	12/1/2011 (1)(2)	25,000	27,099
PF Export Receivables Master Trust	3.748%	6/1/2013 (1)(2)	3,127	3,054
PF Export Receivables Master Trust	6.436%	6/1/2015 (1)(2)	5,638	5,645
Petro-Canada	4.00%	7/15/2013	5,000	4,724
Petrobras International Finance	9.125%	7/2/2013	1,050	1,142
Petrobras International Finance	7.75%	9/15/2014	400	400
Petroliam Nasional Berhd	7.75%	8/15/2015 (2)	10,000	12,201
Pioneer Natural Resources Co.	6.50%	1/15/2008	500	543
Statoil	5.125%	4/30/2014 (2)	10,000	10,305
Sunoco, Inc.	4.875%	10/15/2014	5,000	5,004
Transocean Sedco Forex, Inc.	6.95%	4/15/2008	11,300	12,532
Valero Energy Corp.	6.875%	4/15/2012	6,475	7,389
Woodside Finance Ltd.	5.00%	11/15/2013 (2)	10,000	10,099
XTO Energy, Inc.	6.25%	4/15/2013	5,000	5,523
Technology (1.1%)
Applied Materials, Inc.	6.75%	10/15/2007	11,250	12,273
First Data Corp.	5.625%	11/1/2011	15,750	17,026
Flextronics International Ltd.	6.50%	5/15/2013	1,975	2,074
Harris Corp.	6.35%	2/1/2028	9,000	9,733
Iron Mountain, Inc.	7.75%	1/15/2015	1,325	1,438
SunGard Data Systems, Inc.	4.875%	1/15/2014	5,000	4,852
Xerox Corp.	9.75%	1/15/2009	1,575	1,847
Transportation (3.5%)
Burlington Northern Railroad Co. Equipment Trust	7.33%	6/23/2010 (1)	2,455	2,467
Burlington Northern Santa Fe Corp.	6.75%	7/15/2011	5,000	5,653
Burlington Northern Santa Fe Corp.	4.30%	7/1/2013	5,000	4,852
CSX Corp.	6.75%	3/15/2011	9,095	10,164
CSX Corp.	5.30%	2/15/2014	5,000	5,065
Continental Airlines Enhanced Equipment Trust Certificates	6.563%	2/15/2012	3,000	3,240
Continental Airlines Enhanced Equipment Trust Certificates	6.648%	9/15/2017 (1)	1,298	1,214
Delta Air Lines Enhanced Equipment Trust Certificates	6.417%	7/2/2012	8,000	8,200
ERAC USA Finance Co.	7.95%	12/15/2009 (2)	10,000	11,739
ERAC USA Finance Co.	8.00%	1/15/2011 (2)	5,740	6,789
Fedex Corp.	3.50%	4/1/2009	2,700	2,670
Hertz Corp.	6.625%	5/15/2008	5,000	5,309
Hertz Corp.	6.35%	6/15/2010	5,000	5,207
JetBlue Airways Corp.	6.13%	3/15/2008 (1)(3)	1,500	1,528
JetBlue Airways Corp.	2.255%	12/15/2013 (1)(3)	5,825	5,864
JetBlue Airways Corp.	2.30%	3/15/2014 (1)(3)	7,150	7,230
Kansas City Southern Industries, Inc.	7.50%	6/15/2009	1,575	1,642
MISC Capital Ltd.	6.125%	7/1/2014 (2)	15,000	16,168
Norfolk Southern Corp.	8.625%	5/15/2010	10,000	12,113
Northwest Airlines Enhanced Equipment Trust Certificates	7.575%	3/1/2019 (1)	683	687
Quantas Airways	5.125%	6/20/2013 (2)	11,700	11,741
Southwest Airlines Co.	5.25%	10/1/2014	3,625	3,632
TFM SA de CV	12.50%	6/15/2012	1,840	2,079
Union Pacific Corp.	3.625%	6/1/2010	9,500	9,215
Union Pacific Corp.	6.65%	1/15/2011	8,223	9,241
Union Pacific Corp.	5.214%	9/30/2014 (2)	6,000	6,040
Other (1.8%)
Black & Decker Corp.	7.125%	6/1/2011	8,550	9,835
Briggs & Stratton Corp.	8.875%	3/15/2011	3,150	3,741
Cintas Corp.	6.00%	6/1/2012	5,000	5,483
Eaton Corp.	5.75%	7/15/2012	10,000	10,823
Hughes Supply Inc.	5.50%	10/15/2014 (2)	10,000	10,050
Parker Retirement Savings Plan Trust	6.34%	7/15/2008 (1)(2)	2,173	2,337
Parker-Hannifin Corp	4.875%	2/15/2013	6,100	6,175
Targeted Return Index Securities Trust 5-2002	5.89%	1/25/2007 (2)	12,488	13,065
Targeted Return Index Securities Trust 10-2002	6.851%	1/15/2012 (2)	20,400	22,926

				1,882,366

Utilities (9.4%)
Electric Utilities (8.0%)
Baltimore Gas & Electric Co.	6.70%	12/1/2006	9,000	9,646
Cincinnati Gas & Electric Co.	5.70%	9/15/2012	7,000	7,463
Cleveland Electric Illuminating Co.	7.43%	11/1/2009	8,300	9,520
Columbus Southern Power	4.40%	12/1/2010	6,000	6,055
Consolidated Edison, Inc.	6.25%	2/1/2008	7,750	8,429
Consumers Energy Co.	4.80%	2/17/2009	9,200	9,508
DTE Energy Co.	6.65%	4/15/2009	5,260	5,807
Dominion Resources, Inc.	8.125%	6/15/2010	6,600	7,853
Dominion Resources, Inc.	5.00%	3/15/2013	9,000	9,071
Duquesne Light Co.	6.70%	4/15/2012	12,000	13,547
Entergy Gulf States	3.60%	6/1/2008	10,000	9,910
FPL Group Capital, Inc.	7.375%	6/1/2009	10,000	11,470
Florida Power Corp.	4.80%	3/1/2013	8,000	8,091
GWF Energy LLC	6.131%	12/30/2011 (1)(2)	4,055	4,163
Georgia Power Capital Trust	4.875%	11/1/2042	5,000	5,151
HQI Transelec Chile SA	7.875%	4/15/2011	20,379	23,815
Jersey Central Power & Light Co.	5.625%	5/1/2016 (2)	5,000	5,278
Korea East-West Power Co.	4.875%	4/21/2011 (2)	5,000	5,027
LG&E Capital Corp.	6.46%	1/15/2008 (2)	5,000	5,410
Nevada Power Co.	10.875%	10/15/2009	625	731
Nevada Power Co.	8.25%	6/1/2011	1,575	1,795
NiSource Finance Corp.	7.875%	11/15/2010	5,594	6,619
Nstar	8.00%	2/15/2010	20,000	23,746
Ohio Edison	4.00%	5/1/2008	5,000	5,037
Ohio Power Co.	4.85%	1/15/2014	10,000	10,012
Oncor Electric Delivery Co.	6.375%	5/1/2012	11,700	13,017
PECO Energy Co.	5.95%	11/1/2011	15,000	16,497
PECO Energy Co.	4.75%	10/1/2012	4,500	4,609
PPL Electric Utilities Corp.	6.25%	8/15/2009	10,000	10,983
PacifiCorp Australia LLC	6.15%	1/15/2008 (2)	14,000	15,009
Pacific Gas & Electric Co.	4.20%	3/1/2011	5,000	4,984
Pacific Gas & Electric Co.	4.80%	3/1/2014	5,000	5,006
Public Service Co. of Colorado	5.50%	4/1/2014	7,000	7,409
Public Service Co. of New Mexico	4.40%	9/15/2008	1,600	1,619
Public Service Electric & Gas	4.00%	11/1/2008	2,950	2,981
SP PowerAssets Ltd.	5.00%	10/22/2013 (2)	15,000	15,334
Southern California Edison Co.	8.00%	2/15/2007	9,500	10,496
Southern California Edison Co.	7.625%	1/15/2010	20,000	23,197
Texas - New Mexico Power	6.125%	6/1/2008	4,475	4,656
United Electric Distribution	4.70%	4/15/2011 (2)	10,000	10,167
Western Resources, Inc.	9.75%	5/1/2007	5,000	5,685
Natural Gas (1.4%)
AGL Capital Corp.	7.125%	1/14/2011	10,000	11,331
Enbridge Energy Partners	4.75%	6/1/2013	10,000	9,804
Enterprise Products Operating LP	8.25%	3/15/2005	8,300	8,447
Florida Gas Transmission	7.625%	12/1/2010 (2)	5,000	5,798
KeySpan Gas East Corp.	7.875%	2/1/2010	10,000	11,854
Pacific Energy Partners	7.125%	6/15/2014 (2)	650	699
Plains All American Pipeline LP	5.875%	8/15/2016 (2)	6,500	6,747
Ras Laffan Liquified Natural Gas Co.	3.437%	9/15/2009 (1)(2)	4,580	4,533
Southern California Gas Co.	4.375%	1/15/2011	5,000	5,065
Yosemite Security Trust	8.25%	11/15/2004 (2)(5)	2,500	900

				429,981

TOTAL CORPORATE BONDS
(Cost $3,648,618)				3,799,658

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.8%)

U.S. Government Securities (5.9%)
U.S. Treasury Note	3.00%	2/15/2008	5,000	5,013
U.S. Treasury Note	3.125%	4/15/2009	15,000	14,958
U.S. Treasury Note	3.875%	5/15/2009	7,000	7,195
U.S. Treasury Note	3.625%	7/15/2009	9,400	9,547
U.S. Treasury Note	3.375%	10/15/2009	4,100	4,115
U.S. Treasury Note	6.50%	2/15/2010	4,000	4,600
U.S. Treasury Note	5.75%	8/15/2010	10,930	12,218
U.S. Treasury Note	5.00%	2/15/2011	14,800	15,975
U.S. Treasury Note	5.00%	8/15/2011	37,400	40,386
U.S. Treasury Note	4.875%	2/15/2012	21,800	23,370
U.S. Treasury Note	4.375%	8/15/2012	20,251	21,014
U.S. Treasury Note	4.25%	8/15/2013	35,000	35,777
U.S. Treasury Note	4.25%	11/15/2013	9,430	9,623
U.S. Treasury Note	4.75%	5/15/2014	41,295	43,663
U.S. Treasury Note	4.25%	8/15/2014	20,345	20,698

				268,152

Agency Bonds and Notes (2.0%)
Federal National Mortgage Assn.*	5.50%	3/15/2011	15,000	16,261
Federal National Mortgage Assn.*	6.00%	5/15/2011	20,000	22,254
Federal National Mortgage Assn.*	5.375%	11/15/2011	50,000	53,824

				92,339

Mortgage Backed Securities (4.9%)
Federal Home Loan Mortgage Corp.*	4.00%	6/15/2022 (1)	7,233	7,324
Federal Home Loan Mortgage Corp.*	4.00%	8/15/2026 (1)	13,937	13,646
Federal Home Loan Mortgage Corp.*	4.00%	5/15/2029 (1)	12,998	12,143
Federal Home Loan Mortgage Corp.*	4.50%	5/15/2026 (1)	88,658	89,820
Federal Home Loan Mortgage Corp.*	4.50%	6/15/2028 (1)	31,487	31,605
Federal Home Loan Mortgage Corp.*	4.866%	9/1/2032 (1)	5,085	5,199
Federal Home Loan Mortgage Corp.*	5.00%	4/15/2016 (1)	27,808	28,729
Federal Home Loan Mortgage Corp.*	5.00%	11/15/2026 (1)	15,000	15,406
Federal Home Loan Mortgage Corp.*	5.042%	8/1/2032 (1)	12,193	12,485
Federal Home Loan Mortgage Corp.*	6.00%	4/1/2017 (1)	8,903	9,362

				225,719

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $572,120)				586,210

SOVEREIGN BONDS (U.S. Dollar Denominated) (1.6%)

Corporacion Andina de Fomento	6.875%	3/15/2012	4,225	4,771
Corporacion Andina de Fomento	5.20%	5/21/2013	5,000	5,096
Export-Import Bank of Korea	4.125%	2/10/2009 (2)	4,800	4,848
Financement Quebec	5.00%	10/25/2012	10,000	10,432
Korea Highway Corp.	4.875%	4/7/2014 (2)	5,000	5,000
Pemex Finance Ltd.	9.69%	8/15/2009	15,000	17,250
Pemex Finance Ltd.	6.55%	2/15/2008 (1)	4,118	4,375
Republic of Costa Rica	8.05%	1/31/2013 (2)	690	687
Republic of Korea	4.875%	9/22/2014	9,325	9,413
United Mexican States	6.375%	1/16/2013	6,000	6,375
United Mexican States	5.875%	1/15/2014	6,000	6,138

TOTAL SOVEREIGN BONDS
(Cost $71,223)				74,385

			Shares

PREFERRED STOCK

Public Storage, 6.6%			75,850	1,930
(Cost $1,896)

TEMPORARY CASH INVESTMENT (1.7%)

Vanguard Market Liquidity Fund, 1.77%**
(Cost $75,291)			75,291,120	75,291

TOTAL INVESTMENTS (99.1%)
(Cost $4,369,148)				4,537,474

OTHER ASSETS AND LIABILITIES-NET (0.9%)				42,656

NET ASSETS (100%)				$4,580,130

* The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
** Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments and prepayments.

(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2004, the aggregate value of these securities was $594,488,000, representing 13.0% of net assets.
(3) Adjustable-rate note.
(4) Security segregated as initial margin for open futures contracts.
(5) Non-income-producing security — security in default.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $4,369,148,000. Net unrealized appreciation of investment securities for tax purposes was $168,326,000, consisting of unrealized gains of $210,832,000 on securities that had risen in value since their purchase and $42,506,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At October 31, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
2-Year Treasury Note	(60)	$ 12,706	($ 22)
5-Year Treasury Note	470	52,346	402
10-Year Treasury Note	979	111,178	1,482

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Swap Contracts: The fund has entered into credit default swaps to simulate long bond positions that are either unavailable or considered to be less attractively priced in the bond market. Under the terms of the swaps, the fund receives a periodic payment amount (premium) that is a fixed percentage applied to a notional principal amount. In return, the fund agrees to pay the counterparty the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund has also entered into swap transactions to earn the total return on an index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

At October 31, 2004, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Premium Received	Unrealized Appreciation (Depreciation) (000)
Fifth Third Bancorp	4/2/2007	DBS	$9,468	0.45%	$-

Interest Rate Swaps
Termination Date	Dealer *	Notional Amount (000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)+	Unrealized Appreciation (Depreciation) (000)
12/15/2005	LBI	$ 7,825	2.94%	1.88%	$ 30
4/2/2007	DBS	9,468	3.085%	2.02%	16
5/25/2009	LBI	10,000	3.175%	1.75%	(174)
5/8/2010	LBI	9,000	3.758%	1.71%	(17)

					$ (145)

Total Return Swaps
Reference Entity	Termination Date	Dealer *	Notional Amount (000)	Floating Interest Rate Paid**	Unrealized Appreciation (Depreciation) (000)
Lehman AAA Commercial Mortgage-Backed Securites Index	11/1/2004	BOA	$40,000	1.17%	$ 1,202
Lehman AAA Commercial Mortgage-Backed Securites Index	11/30/2004	UBS	$40,000	1.54%	638
Lehman AAA Commercial Mortgage-Backed Securites Index	12/31/2004	UBS	20,000	1.29%	826

					$ 2,666

   *ABN-ABN Amro.
BOA-Bank of America.
DBS-Deutsche Bank Securities.
GSI-Goldman Sachs International.
JPM-JPMorgan Chase.
LBI-Lehman Brothers International.
MLI-Merrill Lynch International.
MSCP-Morgan Stanley Credit Producers.
UBS-UBS Warburg LLC.
**Based on one-month London InterBank Offered Rate (LIBOR).
†Based on three-month London InterBank Offered Rate (LIBOR).

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.